                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                                 Bancroft Fund Ltd.
                 (successor to Bancroft Convertible Fund, Inc.)
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Bancroft Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.
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BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS January 31, 2006 (unaudited)-----------------------------------------------

 Principal
  Amount                                                                                   Value
-----------                                                                              ----------
                CONVERTIBLE BONDS AND NOTES -- 51.7%

                AEROSPACE AND DEFENSE -- 4.7%
 $1,000,000     AAR Corp. 1.75% 2026 cv. sr. notes (BB-)
                (Acquired 01/26/06 - 01/27/06; Cost $1,014,063) (1) .................... $1,016,250
  1,000,000     Ceradyne, Inc. 2.875% 2035 sr. sub. cv. notes (NR) (2) .................  1,218,750
  2,000,000     DRS Technologies, Inc. 2% 2026 cv. sr. notes (B2)
                (Acquired 01/30/06; Cost $2,000,000) (1,2) .............................  2,012,500
  1,500,000     L-3 Communications Holdings, Inc. 3% 2035 CODES (Ba3) (2) ..............  1,548,750
                                                                                         ----------
                                                                                          5,796,250
                                                                                         ----------
                AUTOMOTIVE -- 1.5%
  4,000,000     Lear Corp. 0% 2022 cv. sr. notes (Ba2) .................................  1,810,000
                                                                                         ----------

                BANKING/SAVINGS AND LOAN -- 2.0%
  2,500,000     U.S. Bancorp floating rate 2035 cv. sr. deb. (Aa2) .....................  2,487,500
                                                                                         ----------

                CONSUMER GOODS -- 1.4%
  1,375,000     Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2) ................  1,789,219
                                                                                         ----------

                ENERGY -- 2.4%
  1,125,000     Maverick Tube Corp. 1.875% 2025 cv. sr. sub. notes (NR)
                (Acquired 11/09/05 - 11/11/05; Cost $1,128,750) (1) ....................  1,486,406
  1,000,000     Oil States International, Inc. 2.375% 2025 contingent
                cv. sr. notes (NR) .....................................................  1,466,250
                                                                                         ----------
                                                                                          2,952,656
                                                                                         ----------
                ENTERTAINMENT -- 4.5%
  1,500,000     EchoStar Communications Corp. 5.75% 2008 cv. sub. notes (B2) ...........  1,477,500
  4,000,000     The Walt Disney Company 2.125% 2023 cv. sr. notes (Baa1) ...............  4,110,000
                                                                                         ----------
                                                                                          5,587,500
                                                                                         ----------
                FINANCIAL AND INSURANCE -- 2.2%
    500,000     E*TRADE Financial Corp. 6% 2007 cv. sub. notes (B-) ....................    523,125
  1,125,000     FTI Consulting, Inc. 3.75% 2012 cv. sr. sub. notes (Ba3) ...............  1,245,938
  1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds (A1)
                (conv. into Swiss Reinsurance Company common stock)
                (Acquired 11/15/01 - 12/05/01; Cost $1,007,750) (1) ....................    945,950
                                                                                         ----------
                                                                                          2,715,013
                                                                                         ----------
                FINANCIAL SERVICES -- 0.9%
  1,000,000     Euronet Worldwide, Inc. 3.50% 2025 cv. deb. (NR) (2) ...................  1,057,500
                                                                                         ----------

                FOODS -- 0.8%
  1,000,000     Lehman Brothers Holdings, Inc. 3% 2012 medium-term notes (A1)
                (performance linked to General Mills, Inc. common stock) (2) ...........    981,700
                                                                                         ----------

                HEALTH CARE -- 3.6%
  2,000,000     Manor Care, Inc. 2.125% 2035 cv. sr. notes (Baa3) ......................  2,045,000
  1,000,000     Omnicare, Inc. 3.25% 2035 cv. sr. deb. (B1) (2) ........................    933,750
  1,500,000     St. Jude Medical, Inc. 2.8% 2035 cv. sr. deb. (BBB+) (2) ...............  1,503,750
                                                                                         ----------
                                                                                          4,482,500
                                                                                         ----------
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PAGE 1

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
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BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS January 31, 2006 (continued)-----------------------------------------------

 Principal
  Amount                                                                                   Value
-----------                                                                              ----------
                CONVERTIBLE BONDS AND NOTES -- CONTINUED

                MULTI-INDUSTRY -- 0.7%
 $1,000,000     Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
                (performance linked to Cendant Corp. common stock) (2) ................. $   858,750
                                                                                         -----------
                PHARMACEUTICALS -- 7.8%
  2,000,000     Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
                (exch. for Johnson & Johnson common stock) .............................   1,590,000
  2,000,000     Amgen, Inc. 0% 2032 LYONs (A2) (2) .....................................   1,535,000
  1,000,000     Cephalon, Inc. 2% 2015 cv. sr. sub. notes (B-) .........................   1,621,250
  1,250,000     Encysive Pharmaceuticals, Inc. 2.5% 2012 cv. sr. notes (NR) ............   1,125,000
  1,000,000     Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)
                (exch. for Teva Pharmaceutical Industries Ltd. ADR and cash) ...........   1,023,750
  1,000,000     Teva Pharmaceutical Finance Co., LLC 0.25% 2026 cv. sr. deb. (Baa2)
                (exch. for Teva Pharmaceutical Industries Ltd. ADR) ....................   1,025,000
  1,750,000     Teva Pharmaceutical Finance Co. B.V. 1.75% 2026 cv. sr. deb. (Baa2)
                (exch. for Teva Pharmaceutical Industries Ltd. ADR) ....................   1,774,063
                                                                                         -----------
                                                                                           9,694,063
                                                                                         -----------
                RETAIL -- 3.8%
  1,000,000     Amazon.com, Inc. 4.75% 2009 cv. sub. notes (B2) ........................     971,250
  1,250,000     Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR) .........   1,171,875
  3,000,000     The TJX Companies, Inc. 0% 2021 LYONs (Baa1) ...........................   2,580,000
                                                                                         -----------
                                                                                           4,723,125
                                                                                         -----------
                TECHNOLOGY -- 9.9%
  1,000,000     C&D Technologies, Inc. 5.25% 2025 cv. sr. notes (NR)
                (Acquired 11/16/05; Cost $1,000,000) (1) ...............................   1,162,500
  2,000,000     Citigroup Funding, Inc. 1% 2010 medium-term notes (Aa1)
                (exch. for the cash equivalent of a basket of technology stocks) (2) ...   1,867,200
  1,500,000     Intel Corp. 2.95% 2035 jr. sub. cv. deb. (NR)
                (Acquired 12/14/05 - 01/26/06; Cost $1,461,700) (1,2) ..................   1,370,625
  2,750,000     International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2) ...........   2,708,750
  1,500,000     LSI Logic Corp. 4% 2010 cv. sub. notes (B) .............................   1,524,375
  1,000,000     Richardson Electronics, Ltd. 8% 2011 cv. sr. sub. notes (NR)
                (Acquired 11/21/05; Cost $1,000,000) (1) ...............................   1,050,000
  1,500,000     Sybase, Inc. 1.75% 2025 cv. sub. notes (NR) ............................   1,531,875
  1,000,000     Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3) ...........   1,033,750
                                                                                         -----------
                                                                                          12,249,075
                                                                                         -----------
                TELECOMMUNICATIONS -- 4.1%
    250,000     Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3) .......................     387,188
  1,000,000     Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (B1) ........   1,008,750
    500,000     Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (B1) ........     516,250
  1,250,000     Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3) ....................   1,192,188
  2,000,000     Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR) .......................   2,037,500
                                                                                         -----------
                                                                                           5,141,876
                                                                                         -----------
                UTILITIES -- 1.4%
  1,500,000     CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1) ........................   1,764,375
                                                                                         -----------


                TOTAL CONVERTIBLE BONDS AND NOTES ...................................... $64,091,102
                                                                                         -----------

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
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BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS January 31, 2006 (continued)-----------------------------------------------



  Shares                                                                                   Value
-----------                                                                              ----------
                CONVERTIBLE PREFERRED STOCKS -- 23.9%

                AEROSPACE AND DEFENSE -- 1.2%
     60,000     Ionatron, Inc. 6.5% series A cv. pfd. (NR)
                (Acquired 10/27/05; Cost $1,500,000) (1) ..............................  $ 1,530,000
                                                                                         -----------

                BANKING/SAVINGS AND LOAN -- 6.6%
     40,000     National Australia Bank Ltd. 7.875% exch. capital units (NR) ..........    1,707,600
     45,000     New York Community Bancorp, Inc. 6% BONUSES units (Baa2) ..............    2,120,850
     35,000     Sovereign Capital Trust IV 4.375% PIERS (Ba1)
                (exch. for Sovereign Bancorp, Inc. common stock) (2) ..................    1,588,125
     50,000     Washington Mutual Capital Trust 5.375% PIERS units (BBB)
                (exch. for Washington Mutual, Inc. common stock) ......................    2,690,000
                                                                                         -----------
                                                                                           8,106,575
                                                                                         -----------

                BUILDING PRODUCTS -- 0.9%
     20,000     TXI Capital Trust I 5.5% SPuRS (B2)
                (exch. for Texas Industries, Inc. common stock) .......................    1,095,000
                                                                                         -----------

                CHEMICALS -- 2.0%
     85,000     Celanese Corp. 4.25% cv. perp. pfd. (NR) ..............................    2,518,125
                                                                                         -----------

                ENERGY -- 4.1%
      4,000     Chesapeake Energy Corp. 5% cum. cv. pfd. (B) ..........................      603,500
     20,000     Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B) ........................    2,035,000
     13,000     Semco Energy, Inc. 5% series B cv. cum. pfd. (B-) .....................    2,398,500
                                                                                         -----------
                                                                                           5,037,000
                                                                                         -----------

                FINANCIAL AND INSURANCE -- 6.9%
     75,000     Citigroup Funding, Inc. variable rate exch. notes (Aa1)
                (exch. for Genworth Financial, Inc. common stock)......................    2,369,250
         20     Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
                (Acquired 12/29/04 - 01/11/05; Cost $2,078,125) (1) ...................    1,929,965
     20,000     Reinsurance Group of America, Inc. 5.75% PIERS (Baa2) .................    1,217,500
    120,000     The St. Paul Travelers Companies, Inc. 4.5% 2032
                cv. jr. sub. notes (Baa1) .............................................    3,096,000
                                                                                         -----------
                                                                                           8,612,715
                                                                                         -----------

                MINING -- 2.2%
      2,000     Freeport-McMoRan Copper and Gold, Inc. 5.5% cv. perpetual pfd. (B-) ...    2,713,750
                                                                                         -----------

                TOTAL CONVERTIBLE PREFERRED STOCKS ....................................  $29,613,165
                                                                                         -----------

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
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BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS January 31, 2006 (continued)-----------------------------------------------


  Shares                                                                                   Value
-----------                                                                              ----------
                MANDATORY CONVERTIBLE SECURITIES -- 17.7% (4)

                CHEMICALS -- 1.5%
     40,000     Huntsman Corp. 5% mand. cv. pfd. 02/16/08 (NR) ......................... $ 1,855,000
                                                                                         -----------

                CONSUMER GOODS -- 1.1%
     35,000     Constellation Brands, Inc. dep. shs. representing 5.75% series A
                mand. cv. pfd. 09/01/06 (B) ............................................   1,400,000
                                                                                         -----------

                ENERGY -- 3.1%
     15,000     Amerada Hess Corp. 7% mand. cv. pfd. ACES 12/01/06 (Ba3) ...............   1,963,125
     15,000     Valero Energy Corp. 2% mand. cv. pfd. 07/01/06 (BB) ....................   1,860,000
                                                                                         -----------
                                                                                           3,823,125
                                                                                         -----------
                FINANCIAL AND INSURANCE -- 8.0%
     25,000     The Chubb Corp. 7% equity units 08/16/06 (A2) (2) ......................     839,500
     43,500     E*TRADE Financial Corp. 6.125% equity units 11/18/08 (B3) ..............   1,375,688
     30,000     Merrill Lynch & Co., Inc. 6.75% mandatory exch. securities 10/15/07
                (Aa3) (exch. for Nuveen Investments, Inc. common stock) ................   1,291,140
     80,000     MetLife, Inc. 6.375% common equity units 08/15/08 (BBB+) ...............   2,220,000
     42,500     Morgan Stanley, Inc. 5.875% mandatory exch. securities 10/15/08 (Aa3)
                (exch. for Nuveen Investments, Inc. common stock) ......................   1,850,705
     40,000     The PMI Group, Inc. 5.875% HITS units 11/15/06 (A1) (2) ................   1,025,000
     45,000     XL Capital, Ltd. 6.5% equity security units 05/15/07 (A3) ..............   1,022,400
     10,000     XL Capital, Ltd. 7% equity security units 02/15/09 (A3) ................     256,600
                                                                                         -----------
                                                                                           9,881,033
                                                                                         -----------
                FOODS -- 0.8%
     40,000     Lehman Brothers Holdings, Inc. 6.25% PIES 10/15/07 (A1)
                (exch. for General Mills, Inc. common stock) ...........................   1,050,000
                                                                                         -----------

                PHARMACEUTICALS -- 1.8%
     45,000     Schering-Plough Corp. 6% mand. cv. pfd. 09/14/07 (Baa3) ................   2,307,600
                                                                                         -----------

                TECHNOLOGY -- 1.4%
     37,500     Credit Suisse First Boston (USA), Inc. 5.5% SAILS 11/15/08 (Aa3)
                (exch. for Equinix, Inc. common stock) .................................   1,706,250
                                                                                         -----------

                TOTAL MANDATORY CONVERTIBLE SECURITIES (4) ............................. $22,023,008
                                                                                         -----------

                COMMON STOCKS -- 1.0%

                ENERGY -- 0.3%
     18,860     The Williams Companies, Inc. ...........................................     449,622
                                                                                         -----------

                HEALTH CARE -- 0.7%
     23,253     Community Health Systems, Inc. (3) .....................................     846,177
                                                                                         -----------

                TOTAL COMMON STOCKS .................................................... $ 1,295,799
                                                                                         -----------

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BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS January 31, 2006 (continued)-----------------------------------------------

 Principal
  Amount                                                                                   Value
-----------                                                                              ----------
                SHORT-TERM SECURITIES -- 5.4%

                COMMERCIAL PAPER -- 5.4%
 $6,700,000     American Express Credit Corp. (P1)
                (4.30% maturing 02/01/06) ............................................. $  6,695,999
                                                                                        ------------

                U.S. GOVERNMENT OBLIGATIONS -- 0.0%
     11,000     U.S. Treasury notes 2.25% 04/30/06 (Aaa) (5) ..........................       10,942
                                                                                        ------------

                TOTAL SHORT-TERM SECURITIES ...........................................    6,706,941
                                                                                        ------------


                TOTAL CONVERTIBLE BONDS AND NOTES -- 51.7% ............................   64,091,102
                TOTAL CONVERTIBLE PREFERRED STOCKS -- 23.9% ...........................   29,613,165
                TOTAL MANDATORY CONVERTIBLE SECURITIES -- 17.7% .......................   22,023,008
                TOTAL COMMON STOCKS -- 1.0% ...........................................    1,295,799
                TOTAL SHORT-TERM SECURITIES -- 5.4% ...................................    6,706,941
                                                                                        ------------
                TOTAL INVESTMENTS -- 99.7%                                               123,730,015


                OTHER ASSETS AND LIABILITIES, NET -- 0.3%                                    385,445
                                                                                        ------------
                TOTAL NET ASSETS -- 100.0%                                              $124,115,460
                                                                                        ============

(1) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Reg D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2006 was $12,504,196 which represented 10.1% of the Fund's net assets.
(2) Contingent payment debt instrument which accrues contingent interest. See Note 1(b) Annual Report to Shareholders dated October 31, 2005.
(3)     Non-income producing security.
(4) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(5)     Collateral for a letter of credit.

ACES          Automatic Convertible Equity Securities.
ADR           American Depositary Receipts.
BONUSES       Bifurcated Option Note Unit Securities.
CODES         Convertible Contingent Debt Securities.
HITS          Hybrid Income Term Security.
LYONs         Liquid Yield Option Notes.
PIES          Premium Income Exchangeable Securities.
PIERS         Preferred Income Equity Redeemable Securities.
SAILS         Shared Appreciation Income Linked Securities.
SPuRS         Shared Preference Redeemable Securities.
ZYPS          Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of February 22, 2006, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: March 28, 2006


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: March 28, 2006

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: March 28, 2006